GECC Revenues from Services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 24,671	$ 25,336	$ 25,180
Net other-than-temporary impairments on investment securities	(173)	$ (747)	(140)
Cembra
Equity Method Investment, Ownership Percentage		68.50%
Bank of Ayudhya
Gain on Sale of Investments		$ 641
Eliminations
Total	1,552	1,546	1,273
GECC
Interest On Loans	12,368	12,461	12,294
Equipment leased to others	4,516	4,558	4,570
Fees	3,310	3,367	3,151
Investment Income	1,938	2,001	2,292
Financing leases	422	561	666
Associated companies	1,056	1,624	1,411
Premiums earned by insurance activities	1,509	1,572	1,713
Other items	1,104	738	356
Total	26,223	26,882	$ 26,453
GECC | Cembra
Gain (Loss) on Disposition of Business		351
GECC | GEMB-Nordics
Gain (Loss) on Disposition of Business	$ 473
Brazilian Company
Gain (Loss) on Sale of Equity Investments		$ 96